American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
May 31, 2022

American Century® Sustainable Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	3,511	1,545,226
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	6,933	1,263,539
Auto Components — 0.8%
Aptiv PLC(1)	9,797	1,040,833
Automobiles — 1.7%
Tesla, Inc.(1)	2,918	2,212,603
Banks — 3.4%
Bank of America Corp.	18,279	679,979
JPMorgan Chase & Co.	15,062	1,991,648
Regions Financial Corp.	81,679	1,804,289
		4,475,916
Beverages — 1.6%
PepsiCo, Inc.	12,801	2,147,368
Biotechnology — 0.9%
Amgen, Inc.	2,867	736,074
Vertex Pharmaceuticals, Inc.(1)	1,691	454,287
		1,190,361
Building Products — 1.5%
Johnson Controls International PLC	24,646	1,343,454
Masco Corp.	11,415	647,116
		1,990,570
Capital Markets — 4.5%
Ameriprise Financial, Inc.	3,221	889,866
BlackRock, Inc.	1,525	1,020,347
Intercontinental Exchange, Inc.	5,118	524,032
Morgan Stanley	24,322	2,095,097
S&P Global, Inc.	3,792	1,325,228
		5,854,570
Chemicals — 2.7%
Air Products and Chemicals, Inc.	2,242	551,891
Ecolab, Inc.	3,158	517,628
Linde PLC	5,576	1,810,415
Sherwin-Williams Co.	2,404	644,368
		3,524,302
Communications Equipment — 1.8%
Cisco Systems, Inc.	52,501	2,365,170
Consumer Finance — 0.8%
American Express Co.	6,120	1,033,178
Containers and Packaging — 0.5%
Ball Corp.	9,783	693,517
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	27,594	1,415,296
Electric Utilities — 1.9%
NextEra Energy, Inc.	32,908	2,490,807
Electrical Equipment — 1.5%
Eaton Corp. PLC	6,449	893,831
Generac Holdings, Inc.(1)	1,607	397,058

Rockwell Automation, Inc.	2,931	624,889
		1,915,778
Electronic Equipment, Instruments and Components — 1.9%
Amphenol Corp., Class A	2	142
CDW Corp.	6,246	1,060,945
Cognex Corp.	8,062	390,362
Keysight Technologies, Inc.(1)	7,480	1,089,088
		2,540,537
Energy Equipment and Services — 2.5%
Schlumberger NV	70,039	3,218,992
Entertainment — 1.5%
Electronic Arts, Inc.	4,222	585,380
Walt Disney Co.(1)	11,897	1,313,905
		1,899,285
Equity Real Estate Investment Trusts (REITs) — 2.2%
Prologis, Inc.	21,987	2,802,903
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	1,724	803,763
Sysco Corp.	18,814	1,583,763
		2,387,526
Food Products — 0.8%
Mondelez International, Inc., Class A	16,327	1,037,744
Vital Farms, Inc.(1)	5,802	57,440
		1,095,184
Health Care Equipment and Supplies — 1.9%
Edwards Lifesciences Corp.(1)	12,614	1,272,122
Medtronic PLC	9,285	929,893
ResMed, Inc.	1,241	252,494
		2,454,509
Health Care Providers and Services — 4.8%
Cigna Corp.	7,119	1,909,956
CVS Health Corp.	15,292	1,479,501
Humana, Inc.	1,424	646,824
UnitedHealth Group, Inc.	4,597	2,283,698
		6,319,979
Hotels, Restaurants and Leisure — 0.2%
Chipotle Mexican Grill, Inc.(1)	210	294,536
Household Products — 1.7%
Colgate-Palmolive Co.	7,806	615,191
Procter & Gamble Co.	10,570	1,563,092
		2,178,283
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	8,097	1,567,741
Insurance — 1.9%
Marsh & McLennan Cos., Inc.	5,388	861,810
Prudential Financial, Inc.	6,435	683,719
Travelers Cos., Inc.	5,266	942,825
		2,488,354
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	2,877	6,545,866
Internet and Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)	1,614	3,880,362
Booking Holdings, Inc.(1)	455	1,020,820
Expedia Group, Inc.(1)	6,878	889,532
		5,790,714

IT Services — 4.3%
Accenture PLC, Class A	5,165	1,541,546
Mastercard, Inc., Class A	5,205	1,862,713
Visa, Inc., Class A	10,481	2,223,754
		5,628,013
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	9,934	1,267,181
Thermo Fisher Scientific, Inc.	2,541	1,442,195
		2,709,376
Machinery — 2.2%
Cummins, Inc.	4,741	991,438
Deere & Co.	1,421	508,405
Parker-Hannifin Corp.	3,333	907,143
Xylem, Inc.	6,197	522,097
		2,929,083
Media — 0.5%
Comcast Corp., Class A	15,380	681,026
Multiline Retail — 0.4%
Target Corp.	3,291	532,747
Oil, Gas and Consumable Fuels — 2.4%
ConocoPhillips	28,136	3,161,361
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	2,123	540,622
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	22,811	1,721,090
Merck & Co., Inc.	15,114	1,390,941
Novo Nordisk A/S, ADR	7,525	830,760
Zoetis, Inc.	6,673	1,140,616
		5,083,407
Road and Rail — 1.1%
Norfolk Southern Corp.	3,272	784,167
Union Pacific Corp.	3,046	669,450
		1,453,617
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	8,602	876,200
Analog Devices, Inc.	8,948	1,506,843
Applied Materials, Inc.	11,156	1,308,487
ASML Holding NV, NY Shares	1,846	1,063,832
NVIDIA Corp.	12,714	2,373,958
		7,129,320
Software — 9.7%
Adobe, Inc.(1)	2,280	949,574
Microsoft Corp.	38,663	10,511,310
Salesforce, Inc.(1)	3,969	635,993
ServiceNow, Inc.(1)	781	365,094
Workday, Inc., Class A(1)	1,554	242,890
		12,704,861
Specialty Retail — 2.8%
Home Depot, Inc.	7,420	2,246,405
TJX Cos., Inc.	15,062	957,492
Tractor Supply Co.	2,184	409,194
		3,613,091
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	40,181	5,980,540

Textiles, Apparel and Luxury Goods — 1.1%
Deckers Outdoor Corp.(1)	1,336	358,796
NIKE, Inc., Class B	9,420	1,119,567
		1,478,363
TOTAL COMMON STOCKS (Cost $123,743,114)		130,368,870
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	271,685	271,685
TOTAL SHORT-TERM INVESTMENTS (Cost $271,685)		271,685
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $124,014,799)		130,640,555
OTHER ASSETS AND LIABILITIES — 0.1%		154,350
TOTAL NET ASSETS — 100.0%		$130,794,905

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.